UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment []; Amendment Number:
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Advisory Services Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence A. Sarbit
Title:		Chief Investment Officer
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Lawrence A. Sarbit 		Winnipeg, Manitoba  Canada   August 12, 2011
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	18
Form 13F Information Table Value Total: $275,683

					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Advisory Services Inc.
FORM 13F
06/30/2011

DUFF & PHELPS CORP		  NEW CL A COM	   26433B10A  5,877    475,000   SHS  0SOLE  NONE   475,000
INCREDIMAIL LTD.                  COM              M5364E10F  3,248    475,000   SHS  0SOLE  NONE   475,000
ATLANTIC TELE-NETWORK INC.        COM NEW	   049079205  14,504   392,102   SHS  0SOLE  NONE   392,102
BERKSHIRE HATHAWAY                CL B NEW         084670702  14,925   200,000   SHS  0SOLE  NONE   200,000
STAMPS COM INC                    COM NEW          852857200  7,540    586,141   SHS  0SOLE  NONE   586,141
ITURAN LOCATION AND CONTROL       SHS              M6158M104  6,543    481,564   SHS  0SOLE  NONE   481,564
SUNCOR ENERGY INC                 COM              86722410J  7,976    211,000   SHS  0SOLE  NONE   211,000
ICONIX BRAND GROUP		  COM	   	   451055107  36,723   1,573,663 SHS  0SOLE  NONE 1,573,663
COINSTAR INC		  	  COM 		   19259P30   25,813   490,800   SHS  0SOLE  NONE   490,800
PRESTIGE BRANDS HOLDINGS	  COM	   	   74112D10A  12,072   975,000	 SHS  0SOLE  NONE   975,000
UNIVERSAL ELECTRONICS INC	  COM   	   913483310  7,561    310,400	 SHS  0SOLE  NONE   310,400
GENERAC HOLDINGS INC		  COM	   	   36873610   14,555   778,036	 SHS  0SOLE  NONE   778,036
CBIZ INC.		  	  COM		   124805102  24,166   3,405,000 SHS  0SOLE  NONE 3,405,000
VODAPHONE GROUP PLC		  SPONS ADR NEW	   92857W20A  4,380    170,000   SHS  0SOLE  NONE   170,000
CVS CAREMARK CORP		  COM		   12665010   35,604   982,000   SHS  0SOLE  NONE   982,000
GAP INC				  COM		   36476010   24,470   1,402,000 SHS  0SOLE  NONE 1,402,000
SMART TECHNOLOGIES                CLASS A SUB VTG  83172R10   17,919   3,260,000 SHS  0SOLE  NONE 3,260,000
KENNETH COLE PRODUCTIONS	  CLASS A	   19329410   11,807   980,278   SHS  0SOLE  NONE   980,278
